Financial Instruments Risk - Credit Risk Narrative (Details) - Credit risk - CAD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Accounts receivables, non-government wholesale customers	$ 7.0	$ 2.2
Provision for expected credit losses	$ 5.4	$ 1.7